Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0000007084
Registrant Name	Archer-Daniels-Midland Co
Registration File Number	333-297960
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES